REMS International Real Estate Value-Opportunity Fund
FUND SUMMARY
Investment Objective

The REMS International Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry outside of the United States.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	REMS International Real Estate Value-Opportunity Fund Founders Shares
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		REMS International Real Estate Value-Opportunity Fund Founders Shares
Management Fee		1.00%
Other Expenses	[1]	0.75%
Interest and Dividend Expense on Securities Sold Short	[1]	none
Total Annual Fund Operating Expenses	[2]	1.75%
Less Fee Waivers and Reimbursements		(1.75%)
Net Annual Fund Operating Expenses	[2]	none
[1]	Other Expenses are estimated for first year of operations.
[2]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses until December 31, 2014, so that the annual fund operating expenses for the Founders Shares does not exceed 1.00% of the Founders Class average daily net assets. The expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after December 31, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
REMS International Real Estate Value-Opportunity Fund Founders Shares	102	478

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund pursues its Value, Yield-Advantage strategy (as described in more detail below) through investment in international public real estate securities, which may include equity REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1B).  The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments outside of the United States.  For purposes of the Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts (“REITs”) or related foreign structures, and real estate operating companies.  A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.  Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and may receive tax treatment similar to that of U.S. REITs in their respective countries.

The Fund does not invest in real estate directly.  The majority of the Fund’s assets will normally be invested in companies located in countries other than the United States, although these companies may have investments that provide exposure to the U.S. or Canadian real estate industry. The Fund may invest in securities of emerging market countries but does not expect to invest greater than 30% of assets in such securities.

In selecting Fund investments, the Adviser employs its Value, Yield-Advantage investment process, which is a process that seeks to invest Fund assets in companies whose underlying real estate assets are trading at a discount to their private market value (i.e., the value of a real estate investment if the fee ownership is held by a private owner rather than a publicly traded company).  The strategy also seeks above average dividend yield in REIT and REIT-like structures, and strong free cash flow in non-REIT structures.  “REIT-like” structures refers to those structures that may be organized across different global markets and that operate under their own legislative and taxing authorities that are similar but not identical to REITs which are defined in the United States Internal Revenue Code.  In order to accomplish this, the Adviser screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment.  This process is combined with in-depth industry and company-specific research to determine the Fund’s investments.  The Fund may invest in companies without regard to their market capitalization.  This is an all-cap strategy which makes investment decisions unconstrained by REIT indices or benchmarks – meaning that REIT indices and benchmarks are generally market capitalization weighted and may be concentrated in the largest REIT companies on the exchanges.  The Fund’s investment process is indifferent to index weightings which generally results in a portfolio that is differentiated by company names and percentage exposures.  The portfolio of securities in which the Fund invests will normally represent a broad range of geographic region, property type and tenant. The Fund may hold as few as twenty long positions.

In executing its investment strategy, the Fund may use leverage, (i.e., borrow money from banks for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity). If the Fund borrows from a bank, it will maintain varying levels of leverage but the amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the bank borrowings but reduced by any liabilities not constituting bank borrowings).  The Adviser is most likely to employ the use of leverage during periods when dividend yields from the Fund’s investments are in excess of the cost to borrow, and when the Adviser believes that the securities are trading at a discount to their underlying real estate value.

The Fund may take short positions in the Fund totaling up to 30% of the Fund’s total assets.  The Adviser would be most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where an individual investment’s fundamental outlook is believed poor relative to its current valuation.  The Adviser may short either individual securities and/or index funds to pursue these strategies.

While both leverage and shorting are permitted, neither is required to execute the Fund’s Value, Yield-Advantage investment process.  The Fund is long-biased.

Principal Risks

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Real Estate Market and REIT Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

REITs and other REIT-like structures are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value.   A United States REIT generally is not taxed on income distributed to shareholders as long as certain tax requirements are met, including the requirement that it distribute substantially all of its taxable income to its shareholders.  Other countries have adopted, or are considering, similar REIT-like structures whereby such companies would not be subject to corporate income tax in their respective home countries as long as similar certain tax requirements are met, including the distribution of a significant percentage of their net income to shareholders.

The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.  The Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

To the extent the Fund invests in foreign REITs, most of its distributions will be taxable as ordinary income (to the extent that they come from mortgage interest and rents), rather than qualifying for the lower rate on qualified dividends.  Thus, an investment in the Fund may not be suitable for taxable entities.

Foreign Investment Risk/Emerging Markets Risk. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.  Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those companies with a market capitalization of less than $1 billion).  Smaller real estate company stocks can be more volatile and speculative than, and perform differently from, larger real estate company stocks. Smaller companies tend to have limited resources, product, and market share and are dependent on a smaller management group than larger companies.  As a result, their share prices tend to fluctuate more than those of larger companies.  Their shares may also trade less frequently and in limited volume, making them potentially less liquid.  The prices of small company stocks may fall regardless of trends in the broader market.

Leverage Risk. The amount of borrowings, and the rates at which the Fund can borrow in particular, will affect the performance of the Fund. Leveraging the Fund exaggerates changes in the value and in the yield of the Fund’s portfolio. This may result in greater volatility of the net asset value of the shares. To the extent the income or capital appreciation derived from securities purchased with monies received from leverage is not sufficient to cover the cost of leverage; the Fund’s return would be lower than if leverage had not been used.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy.  Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio.  Short sales may involve substantial risk and leverage.  Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund’s portfolio may have a greater impact on the Fund’s net asset value than it would on a diversified fund. The Fund’s share price may fluctuate more than the share price of a comparable diversified fund.

Investment Style Risk. The Fund pursues a “value style” of investing.  Value  investing  focuses  on companies  with stocks  that  appear  undervalued  in light of factors  such as the  company’s  earnings,  book  value,  revenues or cash flow.  If the Adviser’s assessment of a company’s   value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders.  Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted.

Performance Information
The Fund is new and therefore has no performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.